Annual Total Returns - Franklin Strategic Income VIP Fund [BarChart] - FTVIP Class 1-62 - Franklin Strategic Income VIP Fund - Class 1	May 01, 2021
Bar Chart Table:
Annual Return 2011	2.78%
Annual Return 2012	13.12%
Annual Return 2013	3.52%
Annual Return 2014	2.12%
Annual Return 2015	(3.62%)
Annual Return 2016	8.25%
Annual Return 2017	4.46%
Annual Return 2018	(1.65%)
Annual Return 2019	8.41%
Annual Return 2020	3.75%